Exhibit 99.1

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	37
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:	$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%	July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%	January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%	September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%	March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%	March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%	October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$129,773,678.60	0.7132773	$113,155,396.74	0.6219380	$16,618,281.86
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$200,063,678.60	0.1377631	$183,445,396.74	0.1263198	$16,618,281.86

Weighted Avg. Coupon (WAC)	5.06%		5.07%
Weighted Avg. Remaining Maturity (WARM)	24.79		23.93
Pool Receivables Balance	$232,237,521.99		$215,406,120.71
Remaining Number of Receivables	30,471		29,519

Adjusted Pool Balance	$229,975,704.98		$213,357,423.12

III. COLLECTIONS

Principal:
Principal Collections	$16,419,482.52
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$359,506.56
Total Principal Collections	$16,778,989.08

Interest:
Interest Collections	$988,586.49
Late Fees & Other Charges	$46,279.85
Interest on Repurchase Principal	$-
Total Interest Collections	$1,034,866.34

Collection Account Interest	$1,021.60
Reserve Account Interest	$503.65
Servicer Advances	$-

Total Collections	$17,815,380.67

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	37
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$17,815,380.67
Reserve Account Release	$-
Total Available for Distribution	$17,815,380.67

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$193,531.27		$193,531.27	$193,531.27
Collection Account Interest					$1,021.60
Late Fees & Other Charges					$46,279.85
Total due to Servicer					$240,832.72

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$87,597.23		$87,597.23

Total Class A interest:		$87,597.23		$87,597.23	$87,597.23

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$17,385,642.14

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$16,618,281.86

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$16,618,281.86
Class A Notes Total:	$16,618,281.86	$16,618,281.86
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$16,618,281.86	$16,618,281.86

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			767,360.28

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,261,817.01
Beginning Period Amount	$2,261,817.01
Current Period Amortization	$213,119.42
Ending Period Required Amount	$2,048,697.59
Ending Period Amount	$2,048,697.59
Next Distribution Date Required Amount	$1,848,482.87

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	13.01%	14.02%	14.02%

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	37
30/360 Days	30
Actual/360 Days	33

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.77%	28,862	96.69%	$208,285,018.98
30 - 60 Days	1.84%	542	2.68%	$5,777,420.34
61 - 90 Days	0.35%	104	0.57%	$1,218,660.87
91 + Days	0.04%	11	0.06%	$125,020.52
		29,519		$215,406,120.71
Total
Delinquent Receivables 61 + days past due	0.39%	115	0.62%	$1,343,681.39
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.36%	110	0.54%	$1,262,068.05
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.39%	123	0.55%	$1,380,397.25
Three-Month Average Delinquency Ratio	0.38%		0.57%

Repossession in Current Period		21		$212,958.82
Repossession Inventory		64		$125,617.00

Charge-Offs
Gross Principal of Charge-Off for Current Period				$411,918.76
Recoveries				$(359,506.56)
Net Charge-offs for Current Period				$52,412.20

Beginning Pool Balance for Current Period				$232,237,521.99

Net Loss Ratio				0.27%
Net Loss Ratio for 1st Preceding Collection Period				0.62%
Net Loss Ratio for 2nd Preceding Collection Period				0.52%
Three-Month Average Net Loss Ratio for Current Period				0.47%

Cumulative Net Losses for All Periods				$12,648,414.71
Cumulative Net Losses as a % of Initial Pool Balance				0.83%

Principal Balance of Extensions				$1,665,518.84
Number of Extensions				150